Unique LoanID	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
5000007	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000008	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000009	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] State Compliance - Virginia Pre-Foreclosure Disclosure (SB797): Virginia High Risk Mortgage Loan Pre-Foreclosure Disclosure (SB797): No evidence of a pre-foreclosure disclosure sent at least ten (10) days prior to sending a notice of acceleration for a loan which was accelerated/foreclosed between XX/XX/XXXX and XX/XX/XXXX.			Missing Document - Initial TIL not provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000010	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000023	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000030	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Missing Document - Missing Document: Missing 1003 Initial - Lender's: Initial 1003 is missing. Used 30 days prior to note date and completed 6 months compliance prior to note.					-	B	B	B
5000031	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000042	Second Home	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $424.25.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Liability appears to be limited to originators/licensees.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000043	Investment	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value						-	B	B	B
5000044	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
5000045	Primary	Purchase		3	1				1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Missing Document - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Missing Document - Initial TIL not provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	TR TIL Deficiency (UAL State)	B	B	B
5000118	Primary	Refinance Cash-out - Other		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																				TILA SOL Expired	B	B	B
5000119	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
5000120	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
																				TILA SOL Expired	B	B	B
5000121	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
5000122	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Valuation: [2] Application / Processing - Missing Document: Missing Final 1003	Appraisal not provided		1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative documentation to source initial application date		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000123	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date. Federal Compliance - Final TIL Estimated: Final TIL ( Finance Charge and Total of Payments) section reflects (e) estimate.		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000124	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
5000125	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000126	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application documentation for initial application date.		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000127	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date.					-	B	B	B
5000128	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000129	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $406.96.
															Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a lender credit on line XXX for $XXX which is un-itemized therefore excluded.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000130				3	1				1				3	[3] File Not Delivered					UTD	Indeterminable	D	D	D
5000131	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $419.82.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Under disclosure appears to be fee related.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
																				TILA SOL Expired	B	B	B
5000132	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000133	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Valuation: [2] Application / Processing - Missing Document: Missing Final 1003	Appraisal not provided		1				3
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of US Treasury XX% + 3%, or XX% and Conventional Mortgage Rate XX% + 1.75%, or XX%.  Compliant Rate Spread Home Loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date
State Compliance - North Carolina Rate Spread Threshold Test: The loan file contains the following third party documentation: 1)  W2. Although the aforementioned documents are in file, unable to conclusively ascertain compliance with North Carolina Rate Spread ability to repay provision.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - North Carolina Rate Spread Threshold Test: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances
																				State HPML - Compliant	B	B	B
5000134	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			No	TNR Testing Not Required	B	B	B
5000135	Investment	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
5000136	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																				TILA SOL Expired	B	B	B
5000137	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
5000138	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
																				TILA SOL Expired	B	B	B
5000139	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
5000140	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
																			Tested	TR Tested	B	B	B
5000141	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																				TILA SOL Expired	B	B	B
5000142	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $53.95.
															Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000143	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
																				TILA SOL Expired	B	B	B
5000144	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000145	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000146	Primary	Refinance Rate/Term		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $52.63.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
															Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed prepaid interest in the amount of $XXX, however, final HUD reflects $XXX.
Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
																				TILA SOL Expired	B	B	B
5000147	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
5000148	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																				TILA SOL Expired	B	B	B
5000149	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file appears to be final, but is not signed or initialed by borrower .

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
5000150	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000151	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.						-	B	B	B
5000152	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000153	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000154	Primary	Refinance Cash-out - Other		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				1							-	A	A	A
5000155	Primary	Refinance Cash-out - Other		2	1				1				2
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
																				-	B	B	B
5000156	Primary	Refinance Rate/Term		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000157	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000158	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000159	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $480.90.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
															Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
																			Tested	TR Tested	B	B	B
5000160	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
																			Yes	TR Indeterminable	D	D	D
5000161	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
																				TILA SOL Expired	B	B	B
5000162	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.						-	B	B	B
5000163	Primary	Refinance Rate/Term		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000164	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $358.79.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
															Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000165	Primary	Refinance Rate/Term		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000166	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000167	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
5000168	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																				-	B	B	B
5000169	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		GENERAL COMMENT (2017-03-06): Received til for different borrower and property. Exception remains.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
5000170	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
5000171	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000172	Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			No	TNR Testing Not Required	B	B	B
5000173	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $116.04.

Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed $116.04. TIL itemization did not disclose a wire fee in the amount of $XXX or a courier fee in the amount of $XXX as prepaid finance charges.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000174	Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
5000175	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $92.11.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
															Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000176	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $300.95.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
															Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose a Lender Escrow Reserve fee of $XXX as a prepaid finance charge.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	TR Indeterminable	D	D	D
5000177	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000178	Primary	Purchase		1	1				1				1							-	A	A	A
5000179	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
5000180	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 5 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
																				-	B	B	B
5000181	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				1							-	A	A	A
5000182	Primary	Refinance Cash-out - Home Improvement		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
																				TILA SOL Expired	B	B	B
5000183	Primary	Purchase		1	1				1				1							-	A	A	A
5000184	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.						-	B	B	B
5000185	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
5000186	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000188	Primary	Refinance Rate/Term		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is overdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $215,620.63.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000195	Primary	Purchase		1	1				1				1							-	A	A	A
5000196	Primary	Purchase		2	1				1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[2] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
																				-	B	B	B
5000198	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000205	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
5000207	Primary	Purchase		1	1				1				1							-	A	A	A
5000211	Primary	Purchase		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000219	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000222	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000226	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
																			Yes	TR Indeterminable (UAL State)	D	D	D
5000230	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000232	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000233	Primary	Purchase		3	1				1				3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
5000237	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
5000243	Primary	Purchase		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	TR Indeterminable (UAL State)	D	D	D
5000245	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
5000248	Primary	Purchase		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000258	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX , prior to three (3) business days from transaction date of XX/XX/XXXX
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file is indicated to be final, expected funding date same as disbursement date on preliminary HUD but is not signed or dated by borrower so cannot confirm that borrower received

Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
																			Yes	TR Indeterminable	D	D	D
5000330	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000336	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $36.14.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
5000341	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000343	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000366	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Missing Document - Missing Document: Missing 1003 Initial - Lender's: Compliance testing was completed using up to a 6 month look back from the Note date.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
5000367	Second Home	Purchase		1	1				1				1							-	A	A	A
5000368	Second Home			3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] General - Missing Document: 1003 Initial - Lender's not provided
																	Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
5000369	Second Home	Purchase		1	1				1				1							-	A	A	A
5000370	Investment	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
5000371	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (No Tangible Net Benefit): Virginia Mortgage Lender and Broker Act:  Mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower.
															Missing Document - Missing Document: Missing 1003 Initial - Lender's: Compliance testing was completed using up to a 6 month look back from the Note date.
Missing Document - Initial TIL not provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.

State Compliance - Virginia Mortgage Lender and Broker Act (No Tangible Net Benefit): The secondary market purchase of a loan does not trigger coverage of the statute.
																			Yes	TR TIL Deficiency	B	B	B
5000372	Investment	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Missing Document - Title: Evidence of title is missing [3] Closing / Title - Title: Evidence of title is missing	Missing Appraisal from loan file.		1				2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's						-	B	B	B
5000373	Second Home	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000374	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000375	Second Home	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000376	Second Home	Purchase		2	1				1				2	[2] General - Missing Document: 1003 Initial - Lender's not provided	General - Missing Document: 1003 Initial - Lender's not provided: Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000377	Second Home	Purchase		1	1				1				1							-	A	A	A
5000378	Investment	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Missing Document - Missing Document: Missing 1003 Initial - Lender's: Compliance testing was completed using up to a 6 month look back from the Note date.		Missing Document - Initial TIL not provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000379	Second Home	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] General - Missing Document: 1003 Initial - Lender's not provided	General - Missing Document: 1003 Initial - Lender's not provided: Compliance testing was completed using up to a 6 month look back from the Note date.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B	B
5000380	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000381	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Missing Document - Missing Document: Missing 1003 Initial - Lender's: Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000382	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - (Missing Data) Unable to Determine Transaction Date: Dates required to determine a Transaction date was not provided.  Federal, State or Local Compliance may be unreliable.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.
																			No	TNR Testing Not Required	D	D	D
5000383	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A